Schedule Of Intangible Assets And Related Accumulated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, accumulated amortization	$ 2,990	$ 2,288
Total intangible assets	10,187	10,106
Leases, Acquired-in-Place [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	2,443	2,564
Finite-lived intangible assets, accumulated amortization	1,845	1,621
Lease Commissions [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	182	165
Finite-lived intangible assets, accumulated amortization	136	106
Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived contract	3,160	3,160
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	4,402	4,217
Finite-lived intangible assets, accumulated amortization	$ 1,009	$ 561